Consolidated Statement of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Cash flows from operating activities
Loss for the year	$ (45,567)	$ (56,042)	$ (447,517)
Adjustments for:
Depreciation	6,023	8,973	9,347
Amortization	23,335	24,037	24,335
Impairment of intangible assets under development	138
Impairment of goodwill			272,160
Provision for litigations			30,800
Intangible assets written off	17
Gain on discontinuation of equity accounted investment on disposal	(2,251)
Net (gain) loss on de-recognition of property, plant and equipment	(6)	406	19
Profit on disposal of equity accounted investee			(700)
Gain on lease modification	(417)	(1,912)
Net finance costs (income)	16,342	(7,302)	18,071
Share of loss (profit) of equity-accounted investees	(34)	168	65
Share based payment	36,645	35,589	41,631
Income tax benefit	(1,107)	(4,507)	(29)
Cash flows from (used in) operations before changes in working capital	33,118	(590)	(51,818)
Changes in working capital
Change in inventories	29	(2)	560
Change in trade and other receivables and contract assets	(11,014)	34,618	(1,974)
Change in other assets	(28,820)	3,649	15,531
Change in trade and other payables and contract liabilities	26,535	(18,308)	(82,108)
Change in employee benefits	1,433	774	1,504
Change in other liabilities	(26,338)	32,019	14,341
Income tax (paid) received, net	11,055	12,366	(8,769)
Net cash generated from (used in) operating activities	5,998	64,526	(112,733)
Cash flows from investing activities
Interest received	7,389	5,967	4,327
Proceeds from sale of property, plant and equipment	304	423	120
Acquisition of intangible assets	(9,812)	(8,128)	(9,223)
Redemption of term deposits	249,272	39,094	124,076
Investment in term deposits	(360,436)	(155,523)	(27,999)
Acquisition of property, plant and equipment	(3,099)	(642)	(3,538)
Acquisition of subsidiary, net of cash acquired (refer note 7 (b))			(14,630)
Loan given to equity-accounted investee (refer note 25)		(54)
Proceeds from sale of other investment (refer note 9)	38,500
Proceeds from discontinuation of equity accounted investment on disposal (refer note 8 (b))	336
Acquisition of other investment	(58)
Proceeds on disposal of equity accounted investee (refer note 8 (a))			700
Net cash generated from (used in) investing activities	(77,604)	(118,863)	73,833
Cash flows from financing activities
Proceeds from issuance of convertible notes (including equity component)		230,000
Direct cost incurred/paid in relation to convertible notes	(554)	(5,970)
Acquisition of non-controlling interest (refer note 40, 7(b))	(5,613)		(3,178)
Proceeds from issuance of shares on exercise of share based awards	36	293		[1]
Proceeds from bank loans (refer note 28)	1,169	191	702
Repayment of bank loans (refer note 28)	(479)	(505)	(316)
Payment of principal portion of lease liabilities (refer note 28)	(1,771)	(2,045)	(3,481)
Interest paid	(2,357)	(2,565)	(4,715)
Net cash generated from (used in) financing activities	(9,569)	219,399	(10,988)
Increase (decrease) in cash and cash equivalents	(81,175)	165,062	(49,888)
Cash and cash equivalents at beginning of the year	295,066	129,881	177,990
Effect of exchange rate fluctuations on cash held	(608)	123	1,779
Cash and cash equivalents at end of the year (refer note 22)	$ 213,283	$ 295,066	$ 129,881

[1]	less than 1